Fair Value Measurements - Unobservable Data Used in Recurring Valuations of Level 3 (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative financial instruments	$ 899
Cross-Currency Interest Rate Swaps [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative financial instruments	1,007
Discounted cash flow	Discounted cash flow
Cross-Currency Interest Rate Swaps [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Constant prepayment rate	Constant Prepayment Rate
Cross-Currency Interest Rate Swaps [Member] | Constant Prepayment Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative, Basis Spread on Variable Rate	2.60%
Other [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative financial instruments	(21)
Consumer Price Index/LIBOR Basis Swaps [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative financial instruments	33
Discounted cash flow	Discounted cash flow
Consumer Price Index/LIBOR Basis Swaps [Member] | Interest Rate Swaps [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Bid/ask adjustment to discount rate	Bid/ask adjustment to discount rate
Consumer Price Index/LIBOR Basis Swaps [Member] | Interest Rate Swaps [Member] | Bid/Ask Adjustment to Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative, Lower Range of Basis Spread on Variable Rate	0.05%
Derivative, Higher Range of Basis Spread on Variable Rate	0.05%
Derivative, Basis Spread on Variable Rate	0.05%
Prime/LIBOR Basis Swaps [Member] | Interest Rate Swaps [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative financial instruments	$ (120)
Discounted cash flow	Discounted cash flow
Prime/LIBOR Basis Swaps [Member] | Interest Rate Swaps [Member] | Fair Value Measurements Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Constant prepayment rate	Constant Prepayment Rate
Bid/ask adjustment to discount rate	Bid/ask adjustment to discount rate
Prime/LIBOR Basis Swaps [Member] | Interest Rate Swaps [Member] | Bid/Ask Adjustment to Discount Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative, Lower Range of Basis Spread on Variable Rate	0.08%
Derivative, Higher Range of Basis Spread on Variable Rate	0.08%
Derivative, Basis Spread on Variable Rate	0.08%
Prime/LIBOR Basis Swaps [Member] | Interest Rate Swaps [Member] | Constant Prepayment Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Derivative, Basis Spread on Variable Rate	4.20%